Long-Term Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Borrowings [abstract]
Schedule of Long-Term Liabilities

	December 31, 2022	December 31, 2021

	$	$

Current portion of long-term liabilities

Accrued interest	2,075	305

Other liabilities	1,030	604

	3,105	909

Long-term liabilities

Limited Recourse Loan Facility	-	27,915

	-	27,915

	3,105	28,824